TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows:

Related-party transactions (direct and indirect) are disclosed according to IAS 24, the Company has a Transaction Policy with related parties. The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows:

								R$ thousand
	Controlling shareholders (1)		Associates and Jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020
Assets
Loans and advances to banks	-	-	431,132	186,504	-	-	431,132	186,504
Securities and derivative financial instruments	113,137	62,326	246,293	649,932	-	-	359,430	712,258
Loans and other assets	11	16	127,391	334,746	186,714	119,659	314,116	454,421
Liabilities
Customer and financial institution resources	3,449,443	2,129,974	739,151	677,839	296,736	143,815	4,485,330	2,951,628
Securities and subordinated debt securities	14,179,462	11,480,275	-	-	763,057	702,417	14,942,519	12,182,692
Derivative financial instruments	-	32,219	34,815	-	-	-	34,815	32,219
Other liabilities (4)	54,732	1,195,928	12,285,329	10,808,025	30,737	18,594	12,370,798	12,022,547

								R$ thousand
	Controlling shareholders (1)		Associates and Jointly controlled companies (2)		Key Management Personnel (3)		Total
	Accrued on December 31
	2021	2020	2021	2020	2021	2020	2021	2020
Revenues and expenses
Net interest income	(789,018)	(448,376)	(37,812)	(181,754)	(44,837)	(45,003)	(871,667)	(675,133)
Income from services provided	159	109	103,150	98,556	145	119	103,454	98,784
Other expenses net of other operating revenues	64,417	58,434	(1,687,257)	(1,644,088)	118,348	89,582	(1,504,492)	(1,496,072)

(1) Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A. and Nova Cidade de Deus Participações S.A.;

(2) Companies listed in Note 26;

(3) Members of the Board of Directors and the Board of Executive Officers; and

(4) It includes interest on equity and dividends payable.

Short-term benefits for Management	Short-term benefits for Management
			R$ thousand
	Year ended December 31
	2021	2020	2019
Salaries	892,580	534,696	852,862
Total	892,580	534,696	852,862

Post-employment benefits	Post-employment benefits
			R$ thousand
	Year ended December 31
	2021	2020	2019
Defined contribution supplementary Pension Plans	516,118	513,082	468,079
Total	516,118	513,082	468,079

Together directly, members of the Board of Directors and the Board of the Executive Officers had the following shareholding in Bradesco:

Together directly, members of the Board of Directors and the Board of the Executive Officers had the following shareholding in Bradesco:

Direct ownership	On December 31, 2021	On December 31, 2020

Common shares	0.33%	0.53%
Preferred shares	0.80%	0.91%
Total shares (1)	0.57%	0.72%
(1)	On December 31, 2021, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 2.35% of common shares, 0.84% of preferred shares and 1.60% of all shares (on December 31, 2020 – 2.65% of common shares, 0.95% of preferred shares and 1.80% of all shares).